Quarterly Holdings Report

for

Fidelity® Total Bond ETF

May 31, 2019

T14-QTLY-0719

1.9862235.104

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations – 38.0%

	Principal Amount	Value
U.S. Treasury Bonds:
2.75%, 11/15/47	$1,288,300	$1,333,139
3.00%, 2/15/49	23,513,400	25,600,214
U.S. Treasury Inflation Indexed Bonds:
0.375%, 1/15/27	717,461	718,276
0.75%, 7/15/28	4,258,415	4,411,226
0.875%, 2/15/47	4,169,260	4,298,197
U.S. Treasury Inflation Indexed Notes:
0.375% 7/15/25 to 7/15/27	4,299,892	4,317,147
0.625%, 1/15/26	3,607,969	3,674,288
U.S. Treasury Notes:
1.125%, 8/31/21	3,332,900	3,274,704
1.25%, 10/31/21	3,843,500	3,783,295
1.625%, 5/31/23	12,815,100	12,672,932
1.75%, 6/30/22	3,959,800	3,944,177
1.875% 3/31/22 to 7/31/22	33,259,500	33,246,807
2.00% 12/31/21 to 5/31/24	25,633,500	25,706,727
2.125% 12/31/22 to 3/31/24	27,623,600	27,850,664
2.25%, 12/31/24	2,430,800	2,466,597
2.375%, 4/30/26	2,500,000	2,556,738
2.50% 1/31/21 to 2/28/26	46,050,000	47,188,830
2.75%, 7/31/23	1,549,700	1,600,792
2.875%, 9/30/23	11,482,700	11,932,589
3.125%, 11/15/28	19,135,700	20,757,002

TOTAL U.S. TREASURY OBLIGATIONS (Cost $235,198,178)		241,334,341

Nonconvertible Bonds – 32.9%

COMMUNICATION SERVICES – 2.4%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	514,000	502,435

Diversified Telecommunication Services – 1.0%
Altice Financing S.A. 7.50% 5/15/26 (a)	640,000	625,747
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	203,500
Altice France S.A.:
7.375% 5/1/26 (a)	200,000	195,375
8.125% 2/1/27 (a)	200,000	199,750
AT&T, Inc.:
2.45% 6/30/20	538,000	536,639
3.60% 2/17/23	162,000	166,170
4.45% 4/1/24	29,000	30,945
4.50% 3/9/48	230,000	221,426
5.15% 11/15/46	500,000	524,078
6.30% 1/15/38	290,000	343,305
Frontier Communications Corp. 7.05% 10/1/46	336,000	178,080

	Principal Amount	Value
Intelsat Jackson Holdings S.A. 8.50% 10/15/24 (a)	$145,000	$141,013
Level 3 Financing, Inc.:
5.375% 1/15/24	499,000	500,247
5.625% 2/1/23	218,000	218,818
Qwest Corp. 7.25% 9/15/25	90,000	98,091
Telecom Italia Capital S.A.:
6.00% 9/30/34	65,000	60,613
6.375% 11/15/33	40,000	38,500
Telecom Italia SpA 5.303% 5/30/24 (a)	425,000	420,197
Verizon Communications, Inc.:
4.862% 8/21/46	224,000	246,826
5.012% 4/15/49	86,000	97,208
5.50% 3/16/47	830,000	1,002,715

		6,049,243

Media – 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	346,250
5.375% 5/1/47	1,757,000	1,761,161
5.75% 4/1/48	406,000	422,768
DISH DBS Corp.:
5.00% 3/15/23	322,000	301,875
7.75% 7/1/26	200,000	183,100
DISH Network Corp. 3.375% 8/15/26	120,000	110,265
Fox Corp.:
3.666% 1/25/22 (a)	57,000	58,448
4.03% 1/25/24 (a)	101,000	105,805
4.709% 1/25/29 (a)	145,000	158,575
5.476% 1/25/39 (a)	143,000	162,983
5.576% 1/25/49 (a)	95,000	110,881
NBCUniversal Media LLC:
4.45% 1/15/43	128,000	134,859
5.95% 4/1/41	90,000	112,219
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	400,000	394,200
Ziggo Secured Finance BV 5.50% 1/15/27 (a)	695,000	677,625

		5,041,014

Wireless Telecommunication Services – 0.5%
C&W Senior Financing DAC:
6.875% 9/15/27 (a)	105,000	104,475
7.50% 10/15/26 (a)	290,000	297,250
Millicom International Cellular S.A.:
6.00% 3/15/25 (a)	25,000	25,969
6.25% 3/25/29 (a)	700,000	732,662
6.625% 10/15/26 (a)	320,000	344,566

2

Nonconvertible Bonds – continued

	Principal Amount	Value
COMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Sable International Finance Ltd. 6.875% 8/1/22 (a)	$100,000	$102,709
Sprint Communications Inc. 6.00% 11/15/22	65,000	66,321
Sprint Corp.:
7.125% 6/15/24	200,000	208,000
7.875% 9/15/23	603,000	647,724
T-Mobile USA, Inc.:
5.125% 4/15/25	514,000	522,676
6.375% 3/1/25	259,000	268,415

		3,320,767

TOTAL COMMUNICATION SERVICES		14,913,459

CONSUMER DISCRETIONARY – 2.4%
Commercial Services & Supplies – 0.1%
Aramark Services, Inc. 5.00% 4/1/25 (a)	300,000	298,500

Diversified Consumer Services – 0.1%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	223,025
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	13,984
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	418,070
Service Corp. International 5.125% 6/1/29	115,000	116,986

		772,065

Hotels, Restaurants & Leisure – 0.5%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	70,000	69,125
Eldorado Resorts, Inc.:
6.00% 4/1/25 to 9/15/26	180,000	183,180
7.00% 8/1/23	82,000	84,870
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	163,672
Golden Nugget, Inc. 6.75% 10/15/24 (a)	300,000	297,750
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	340,000	335,587
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	375,000	376,406
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	70,000	69,300
Scientific Games International, Inc.:
5.00% 10/15/25 (a)	45,000	44,325
10.00% 12/1/22	96,000	100,680

	Principal Amount	Value
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	$594,000	$611,078
Station Casinos LLC 5.00% 10/1/25 (a)	80,000	77,000
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	45,000	45,668
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	96,425
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	73,500
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	220,000	215,260
5.50% 10/1/27 (a)	155,000	150,000

		2,993,826

Internet & Direct Marketing Retail – 0.0%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	205,750

Leisure Products – 0.0%
Mattel, Inc. 6.75% 12/31/25 (a)	175,000	172,324

Media – 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.125% 5/1/27 (a)	200,000	200,125
5.375% 5/1/25 (a)	377,000	384,898
5.50% 5/1/26 (a)	200,000	204,824
5.875% 4/1/24 to 5/1/27 (a)	1,118,000	1,154,927
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/45	77,000	86,781
Comcast Corp.:
3.90% 3/1/38	71,000	71,913
3.969% 11/1/47	231,000	228,889
4.60% 8/15/45	181,000	195,724
4.65% 7/15/42	162,000	178,592
CSC Holdings LLC:
5.375% 7/15/23 (a)	400,000	406,000
5.50% 5/15/26 (a)	200,000	202,940
6.625% 10/15/25 (a)	790,000	828,275
7.75% 7/15/25 (a)	530,000	563,787
MDC Partners, Inc. 6.50% 5/1/24 (a)	209,000	191,235
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	400,000	402,788
5.375% 4/15/25 to 7/15/26 (a)	385,000	387,722
6.00% 7/15/24 (a)	604,000	620,731
Time Warner Cable, Inc.:
4.00% 9/1/21	1,455,000	1,484,166
5.50% 9/1/41	16,000	16,014

3

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Media – continued
5.875% 11/15/40	$1,200,000	$1,241,737
6.55% 5/1/37	157,000	173,787
6.75% 6/15/39	220,000	245,037
7.30% 7/1/38	211,000	247,051
Warner Media LLC 3.60% 7/15/25	487,000	496,566
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	500,000	496,250

		10,710,759

Specialty Retail – 0.0%
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	14,813

Textiles, Apparel & Luxury Goods – 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	105,000	107,231

TOTAL CONSUMER DISCRETIONARY		15,275,268

CONSUMER STAPLES – 3.0%
Beverages – 1.0%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	319,565
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	350,000	350,154
5.45% 1/23/39	377,000	421,120
5.55% 1/23/49	2,426,000	2,753,411
5.80% 1/23/59	930,000	1,081,216
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,048
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	54,175
Molson Coors Brewing Co. 3.00% 7/15/26	1,285,000	1,248,305

		6,237,994

Food & Staples Retailing – 0.5%
CVS Health Corp.:
4.00% 12/5/23	200,000	206,838
4.10% 3/25/25	707,000	731,879
4.30% 3/25/28	817,000	841,914
4.78% 3/25/38	1,139,000	1,135,036
5.05% 3/25/48	535,000	543,812
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,480

		3,493,959

Food Products – 0.4%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	584,000	597,140
5.875% 7/15/24 (a)	370,000	379,250

	Principal Amount	Value
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	$487,000	$497,957
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	60,000	63,375
JBS U.S.A. LUX S.A. / JBS U.S.A. Food Co. / JBS USA Finance, Inc. 6.50% 4/15/29 (a)	890,000	934,500
Post Holdings, Inc.:
5.00% 8/15/26 (a)	100,000	98,375
5.50% 3/1/25 (a)	100,000	100,875
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	45,675

		2,717,147

Hotels, Restaurants & Leisure – 0.1%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	489,000	478,242
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	140,000	139,867

		618,109

Tobacco – 1.0%
Altria Group, Inc.:
2.625% 1/14/20	100,000	99,864
3.875% 9/16/46	703,000	588,962
4.25% 8/9/42	448,000	399,930
4.50% 5/2/43	289,000	262,300
4.80% 2/14/29	464,000	484,608
5.375% 1/31/44	532,000	541,845
5.95% 2/14/49	300,000	324,630
BAT Capital Corp. 4.54% 8/15/47	1,549,000	1,393,621
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	406,332
4.25% 7/21/25 (a)	450,000	465,173
Reynolds American, Inc.:
3.25% 6/12/20	21,000	21,103
4.00% 6/12/22	73,000	75,090
4.45% 6/12/25	53,000	55,062
4.85% 9/15/23	220,000	233,511
5.70% 8/15/35	28,000	29,680
5.85% 8/15/45	180,000	186,739
Vector Group Ltd. 6.125% 2/1/25 (a)	747,000	684,760

		6,253,210

TOTAL CONSUMER STAPLES		19,320,419

ENERGY – 5.8%
Energy Equipment & Services – 0.4%
DCP Midstream Operating LP:
5.375% 7/15/25	185,000	192,226

4

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
5.85% 5/21/43 (a)(b)	$1,714,000	$1,589,735
8.125% 8/16/30	222,000	264,180
Ensco PLC 4.50% 10/1/24	140,000	96,863
Halliburton Co.:
3.80% 11/15/25	63,000	64,897
4.85% 11/15/35	55,000	58,888
Nabors Industries, Inc. 5.50% 1/15/23	75,000	65,790
Noble Holding International Ltd. 7.875% 2/1/26 (a)	105,000	90,825
USA Compression Partners LP / USA Compression Finance Corp.:
6.875% 4/1/26	105,000	107,625
6.875% 9/1/27 (a)	50,000	51,063
Weatherford International Ltd.:
6.50% 8/1/36	180,000	87,750
9.875% 2/15/24	180,000	88,200

		2,758,042

Independent Power and Renewable Electricity Producers – 0.0%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	70,000	69,825

Oil, Gas & Consumable Fuels – 4.7%
Anadarko Finance Co. 7.50% 5/1/31	309,000	403,910
Anadarko Petroleum Corp.:
4.50% 7/15/44	514,000	510,517
4.85% 3/15/21	47,000	48,548
5.55% 3/15/26	941,000	1,036,978
6.20% 3/15/40	150,000	180,058
6.45% 9/15/36	338,000	405,673
6.60% 3/15/46	216,000	277,319
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	95,000	97,613
California Resources Corp. 8.00% 12/15/22 (a)	559,000	389,902
Canadian Natural Resources Ltd. 5.85% 2/1/35	90,000	101,903
Cenovus Energy, Inc.:
4.25% 4/15/27	266,000	265,309
6.75% 11/15/39	350,000	391,267
Chesapeake Energy Corp. 8.00% 1/15/25 to 6/15/27	405,000	371,375
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	253,000	252,368
Columbia Pipeline Group, Inc.:
3.30% 6/1/20	99,000	99,503
4.50% 6/1/25	30,000	32,058

	Principal Amount	Value
Comstock Resources, Inc. 9.75% 8/15/26	$220,000	$169,400
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.75% 4/1/25	80,000	80,600
6.25% 4/1/23	160,000	161,328
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	70,000	70,525
Denbury Resources, Inc. 9.25% 3/31/22 (a)	320,000	308,800
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	207,943
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	70,410
Enbridge, Inc. 4.25% 12/1/26	66,000	70,207
Encana Corp.:
6.625% 8/15/37	185,000	221,405
7.375% 11/1/31	290,000	369,515
8.125% 9/15/30	574,000	757,283
Energy Transfer Operating LP:
4.50% 4/15/24	98,000	102,474
5.25% 4/15/29	160,000	172,665
6.25% 4/15/49	249,000	278,140
Energy Transfer Partners LP:
4.20% 9/15/23	72,000	74,434
4.95% 6/15/28	246,000	259,507
5.80% 6/15/38	137,000	146,010
6.00% 6/15/48	339,000	366,840
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	92,413
EP Energy LLC / Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	110,000	93,225
8.00% 11/29/24 (a)	210,000	130,200
Hess Corp.:
7.30% 8/15/31	108,000	129,634
7.875% 10/1/29	113,000	139,956
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625% 2/15/26 (a)	255,000	262,650
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	200,000	193,500
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	40,000	35,900
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	170,000	99,875

5

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	$60,000	$60,760
5.00% 10/1/21	69,000	72,040
5.50% 3/1/44	287,000	305,338
6.55% 9/15/40	13,000	15,314
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	76,575
5.05% 2/15/46	34,000	34,623
5.55% 6/1/45	193,000	209,348
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.00% 8/1/26 (a)	200,000	201,000
MEG Energy Corp. 7.00% 3/31/24 (a)	155,000	138,338
MPLX LP:
4.50% 7/15/23	133,000	139,569
4.80% 2/15/29	83,000	88,114
4.875% 12/1/24	160,000	171,305
5.50% 2/15/49	249,000	263,225
Parsley Energy LLC / Parsley Finance Corp.:
5.25% 8/15/25 (a)	165,000	161,700
5.375% 1/15/25 (a)	55,000	54,863
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	204,000
Petrobras Global Finance BV:
5.75% 2/1/29	791,000	797,439
6.25% 3/17/24	220,000	238,172
6.90% 3/19/49	1,300,000	1,293,461
7.25% 3/17/44	1,450,000	1,538,015
7.375% 1/17/27	672,000	753,178
Petroleos Mexicanos:
4.50% 1/23/26	200,000	187,200
4.625% 9/21/23	1,392,000	1,383,223
5.50% 1/21/21	460,000	472,650
5.625% 1/23/46	1,433,000	1,166,462
6.35% 2/12/48	3,000,000	2,618,700
6.375% 1/23/45	650,000	570,684
6.50% 3/13/27	594,000	597,968
6.75% 9/21/47	1,870,000	1,688,236
Phillips 66 Partners LP 2.646% 2/15/20	5,000	4,997
Sanchez Energy Corp. 7.25% 2/15/23 (a)	300,000	253,500
Southwestern Energy Co. 7.50% 4/1/26	30,000	28,800
Sunoco LP / Sunoco Finance Corp.:
4.875% 1/15/23	65,000	65,502
5.50% 2/15/26	105,000	106,050

	Principal Amount	Value
Teine Energy Ltd. 6.875% 9/30/22 (a)	$290,000	$292,175
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	25,000	24,188
5.00% 1/31/28 (a)	35,000	33,644
6.625% 6/15/25 (a)(b)	140,000	144,550
The Williams Companies., Inc.:
3.60% 3/15/22	103,000	104,758
3.70% 1/15/23	1,028,000	1,048,237
The Williams Companies.,Inc.:
3.90% 1/15/25	521,000	536,320
4.00% 11/15/21 to 9/15/25	226,000	234,537
4.50% 11/15/23	51,000	53,734
Weatherford International LLC 9.875% 3/1/25	125,000	60,625
Western Gas Partners LP:
4.50% 3/1/28	300,000	294,654
4.75% 8/15/28	80,000	80,019
5.375% 6/1/21	795,000	819,254
Western Midstream Operating LP 4.65% 7/1/26	35,000	35,111

		29,651,295

Pipeline – 0.7%
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	400,000	429,332
7.00% 6/30/24	445,000	496,042
Cheniere Energy Partners LP:
5.25% 10/1/25	604,000	602,955
5.625% 10/1/26 (a)	484,000	490,050
SemGroup Corp.:
6.375% 3/15/25	205,000	196,800
7.25% 3/15/26	255,000	248,625
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22 to 11/15/23	210,000	207,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.:
5.50% 8/15/22	20,000	19,350
5.75% 4/15/25	330,000	292,875
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	577,000	582,686
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
5.125% 2/1/25	519,000	520,297
5.375% 2/1/27	105,000	105,525
5.875% 4/15/26	105,000	108,544

		4,300,581

TOTAL ENERGY		36,779,743

6

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – 10.4%
Banks – 3.4%
Bank of America Corp.:
3.004% 12/20/23 (b)	$826,000	$831,043
3.419% 12/20/28 (b)	244,000	243,644
3.50% 4/19/26	227,000	231,857
3.864% 7/23/24 (b)	250,000	259,212
3.95% 4/21/25	229,000	234,600
4.20% 8/26/24	160,000	167,579
4.25% 10/22/26	2,295,000	2,391,514
4.45% 3/3/26	118,000	124,411
6.10% 12/29/49 (b)(c)	204,000	218,555
Barclays PLC:
2.75% 11/8/19	400,000	399,433
4.375% 1/12/26	200,000	202,152
5.20% 5/12/26	429,000	438,585
CIT Group, Inc. 6.125% 3/9/28 (d)	254,000	279,400
Citigroup, Inc.:
2.40% 2/18/20	693,000	692,071
3.142% 1/24/23 (b)	274,000	275,615
3.875% 3/26/25	285,000	292,381
4.00% 8/5/24	115,000	119,349
4.30% 11/20/26	127,000	131,710
4.40% 6/10/25	1,091,000	1,142,640
4.45% 9/29/27	450,000	470,827
5.50% 9/13/25	800,000	888,458
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	249,973
3.75% 3/26/25	250,000	254,534
3.80% 6/9/23	906,000	928,222
4.55% 4/17/26	250,000	264,961
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	189,559
5.71% 1/15/26 (a)	415,000	396,157
JPMorgan Chase & Co.:
2.95% 10/1/26	2,501,000	2,477,183
3.797% 7/23/24 (b)	75,000	77,514
3.875% 9/10/24	190,000	197,488
4.125% 12/15/26	415,000	435,615
4.452% 12/5/29 (b)	2,270,000	2,458,272
Regions Financial Corp. 3.20% 2/8/21	81,000	81,605
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,017,610
6.00% 12/19/23	674,000	719,188
6.125% 12/15/22	1,488,000	1,582,571
Synchrony Bank 3.65% 5/24/21	289,000	292,831

		21,658,319

	Principal Amount	Value
Capital Markets – 2.6%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	$81,000	$82,981
4.25% 2/15/24	138,000	145,606
Credit Suisse Group AG:
3.869% 1/12/29 (a)(b)	250,000	249,687
4.207% 6/12/24 (a)(b)	850,000	879,507
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	100,000	99,892
3.20% 2/23/23	1,589,000	1,606,968
3.691% 6/5/28 (b)	1,119,000	1,125,143
3.814% 4/23/29 (b)	1,185,000	1,197,113
4.25% 10/21/25	554,000	574,081
6.75% 10/1/37	1,184,000	1,490,863
Morgan Stanley:
3.125% 7/27/26	2,662,000	2,643,719
3.70% 10/23/24	86,000	88,966
3.737% 4/24/24 (b)	407,000	419,419
4.35% 9/8/26	2,391,000	2,502,872
4.431% 1/23/30 (b)	357,000	383,466
4.875% 11/1/22	487,000	518,177
5.00% 11/24/25	2,119,000	2,308,996
The Goldman Sachs Group, Inc. 3.75% 5/22/25	200,000	204,671

		16,522,127

Consumer Finance – 1.8%
Ally Financial, Inc.:
3.875% 5/21/24	130,000	128,024
4.125% 2/13/22	130,000	130,832
5.75% 11/20/25	1,659,000	1,775,130
8.00% 11/1/31 to 11/1/31	404,000	509,265
Capital One Financial Corp. 3.80% 1/31/28	258,000	257,946
Discover Bank 4.682% 8/9/28 (b)	250,000	254,700
Discover Financial Services:
3.75% 3/4/25	586,000	593,863
3.85% 11/21/22	1,119,000	1,155,024
4.10% 2/9/27	253,000	256,024
4.50% 1/30/26	377,000	394,007
Ford Motor Credit Co. LLC:
5.085% 1/7/21	228,000	234,136
5.584% 3/18/24	528,000	549,752
5.596% 1/7/22	472,000	493,949
5.875% 8/2/21	750,000	784,399
Navient Corp.:
5.50% 1/25/23	444,000	442,779
5.875% 10/25/24	15,000	15,000
6.125% 3/25/24	50,000	50,250
6.50% 6/15/22	215,000	223,929
6.625% 7/26/21	170,000	176,326
6.75% 6/15/26	110,000	110,550

7

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
7.25% 1/25/22 to 9/25/23	$410,000	$430,473
Quicken Loans, Inc. 5.25% 1/15/28 (a)	290,000	269,613
Springleaf Finance Corp. 6.875% 3/15/25	215,000	224,073
Synchrony Financial:
3.00% 8/15/19	187,000	187,018
3.95% 12/1/27	534,000	516,632
4.375% 3/19/24	194,000	199,440
5.15% 3/19/29	769,000	798,004

		11,161,138

Diversified Financial Services – 1.7%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(b)	615,000	621,150
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
4.125% 7/3/23	255,000	262,766
4.45% 12/16/21 to 4/3/26	505,000	517,771
4.875% 1/16/24	438,000	462,962
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	267,066
4.625% 7/1/22	150,000	156,135
Deutsche Bank AG:
3.15% 1/22/21	372,000	367,483
3.30% 11/16/22	247,000	240,105
4.50% 4/1/25	1,000,000	938,334
5.00% 2/14/22	732,000	747,350
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	75,116
3.50% 7/10/19	1,735,000	1,736,389
4.00% 1/15/25	50,000	49,462
4.20% 3/1/21	138,000	140,231
4.25% 5/15/23	5,000	5,083
4.35% 4/9/25	1,767,000	1,782,793
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
5.875% 2/1/22	340,000	342,975
6.25% 5/15/26 (a)	180,000	178,875
6.75% 2/1/24	305,000	312,625
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	43,111
Moody’s Corp.:
3.25% 1/15/28	108,000	108,112
4.875% 2/15/24	101,000	109,612
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	528,481
Pine Street Trust II 5.568% 2/15/49 (a)	500,000	525,480

	Principal Amount	Value
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	$218,000	$219,635
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	209,718

		10,948,820

Equity Real Estate Investment Trusts (REITs) – 0.2%
Hudson Pacific Properties LP 4.65% 4/1/29	113,000	119,106
MPT Operating Partnership LP / MPT Finance Corp.:
5.00% 10/15/27	400,000	395,000
5.25% 8/1/26	380,000	383,078
5.50% 5/1/24	90,000	91,800
6.375% 3/1/24	514,000	535,845
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	34,650

		1,559,479

Insurance – 0.7%
American International Group, Inc. 3.30% 3/1/21	69,000	69,680
AmWINS Group, Inc. 7.75% 7/1/26 (a)	125,000	125,938
AXA Equitable Holdings, Inc. 3.90% 4/20/23	63,000	65,272
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	632,503
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	138,525
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	310,000	332,976
4.75% 3/15/39	142,000	157,398
4.90% 3/15/49	283,000	319,308
Nuveen Finance LLC 4.125% 11/1/24 (a)	21,000	22,361
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	615,188
Swiss Re Finance Luxembourg S.A. 5.00% 4/2/49 (a)(b)	200,000	206,750
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	374,832
Unum Group:
3.875% 11/5/25	349,000	357,879
4.00% 3/15/24	487,000	503,853
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	230,000	223,100
Voya Financial, Inc. 3.125% 7/15/24	130,000	130,402

		4,275,965

TOTAL FINANCIALS		66,125,848

8

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – 2.0%
Health Care Equipment & Supplies – 0.0%
Teleflex, Inc. 4.875% 6/1/26	$85,000	$86,275

Health Care Providers & Services – 1.4%
CHS / Community Health Systems, Inc.:
5.125% 8/1/21	210,000	205,275
6.25% 3/31/23	1,210,000	1,152,162
CHS/Community Health Systems, Inc.:
8.00% 3/15/26 (a)	110,000	105,222
8.625% 1/15/24 (a)	80,000	80,000
Cigna Corp.:
4.125% 11/15/25 (a)	167,000	174,443
4.375% 10/15/28 (a)	445,000	467,111
4.80% 8/15/38 (a)	268,000	274,192
4.90% 12/15/48 (a)	268,000	274,246
Halfmoon Parent, Inc. 3.75% 7/15/23 (a)	345,000	354,023
HCA, Inc.:
4.75% 5/1/23	5,000	5,266
5.375% 2/1/25	588,000	613,549
5.875% 3/15/22	330,000	352,946
6.50% 2/15/20	574,000	587,561
Sabra Health Care LP 5.125% 8/15/26	195,000	196,935
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	342,000	346,918
Tenet Healthcare Corp.:
4.375% 10/1/21	200,000	201,540
4.625% 7/15/24	110,000	109,197
6.25% 2/1/27 (a)	100,000	102,000
6.75% 6/15/23	255,000	254,023
7.00% 8/1/25	145,000	142,518
8.125% 4/1/22	574,000	598,229
The Toledo Hospital:
5.325% 11/15/28	154,000	165,729
6.015% 11/15/48	655,000	744,558
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	20,825
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	953,000	976,539

		8,505,007

Pharmaceuticals – 0.6%
Allergan Funding SCS 3.45% 3/15/22	971,000	976,576
Bausch Health Cos., Inc.:
5.50% 3/1/23 to 11/1/25 (a)	220,000	220,800
6.50% 3/15/22 (a)	130,000	134,415
7.00% 3/15/24 (a)	614,000	641,246
9.25% 4/1/26 (a)	90,000	97,312

	Principal Amount	Value
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	$279,000	$272,862
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	84,150
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	85,000	88,294
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	69,000	70,432
4.272% 8/28/23 (a)	219,000	229,906
4.90% 8/28/28 (a)	92,000	99,742
Mylan N.V.:
2.50% 6/7/19	40,000	39,997
3.15% 6/15/21	627,000	623,860
3.95% 6/15/26	90,000	84,613
Mylan, Inc. 4.55% 4/15/28	150,000	143,683
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	136,000	125,487
Zoetis, Inc. 3.25% 2/1/23	100,000	101,547

		4,034,922

TOTAL HEALTH CARE		12,626,204

INDUSTRIALS – 2.0%
Aerospace & Defense – 0.3%
BBA US Holdings, Inc. 5.375% 5/1/26 (a)	305,000	308,812
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	112,091
6.125% 1/15/23 (a)	180,000	174,996
7.50% 12/1/24 (a)	230,000	225,975
7.875% 4/15/27 (a)	195,000	187,142
TransDigm, Inc.:
6.25% 3/15/26 (a)	285,000	290,700
6.50% 7/15/24	380,000	378,613

		1,678,329

Banks – 0.1%
UniCredit SpA 6.572% 1/14/22 (a)	434,000	453,489

Commercial Services & Supplies – 0.1%
APX Group, Inc.:
7.625% 9/1/23	307,000	245,600
7.875% 12/1/22	140,000	129,150
8.75% 12/1/20	122,000	114,070
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	70,000	69,407
Tervita Escrow Corp. 7.625% 12/1/21 (a)	15,000	15,038

9

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Commercial Services & Supplies – continued
The ADT Corp. 4.875% 7/15/32 (a)	$185,000	$153,087

		726,352

Construction & Engineering – 0.2%
AECOM:
5.125% 3/15/27	536,000	526,285
5.875% 10/15/24	410,000	422,431
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	135,000	114,075
frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	78,750

		1,141,541

Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
6.00% 2/15/25 (a)	205,000	202,991
7.25% 5/15/24 (a)	285,000	296,756
Berry Global Escrow Corp. 4.875% 7/15/26 (a)(e)	170,000	169,104
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	45,000	43,538
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	65,000	65,358
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	39,375
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	177,000	158,415
7.875% 7/15/26 (a)	35,000	31,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	300,000	300,060
7.00% 7/15/24 (a)	125,000	126,328
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	94,762

		1,528,187

Diversified Financial Services – 0.7%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	148,000	148,146
3.95% 7/1/24 (a)	196,000	194,697
4.375% 5/1/26 (a)	190,000	190,424
5.125% 10/1/23 (a)	686,000	710,010
5.25% 5/15/24 (a)	405,000	420,714
5.50% 1/15/23 (a)	130,000	135,057
Park Aerospace Holdings Ltd.:
4.50% 3/15/23 (a)	45,000	45,503
5.25% 8/15/22 (a)	120,000	124,800

	Principal Amount	Value
5.50% 2/15/24 (a)	$2,434,000	$2,551,586

		4,520,937

IT Services – 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	310,000	298,375

Machinery – 0.1%
BWX Technologies, Inc. 5.375% 7/15/26 (a)	380,000	387,600

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.125% 1/15/20	322,000	320,672
3.375% 6/1/21	72,000	72,683
3.75% 2/1/22	51,000	52,023
3.875% 7/3/23	469,000	479,509
4.25% 2/1/24 to 9/15/24	594,000	617,396
4.75% 3/1/20	125,000	126,735
Fly Leasing Ltd. 5.25% 10/15/24	250,000	240,000
FLY Leasing Ltd. 6.375% 10/15/21	100,000	101,250

		2,010,268

TOTAL INDUSTRIALS		12,745,078

INFORMATION TECHNOLOGY – 0.7%
IT Services – 0.1%
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	114,675
First Data Corp.:
5.00% 1/15/24 (a)	200,000	204,245
5.75% 1/15/24 (a)	185,000	189,301

		508,221

Life Sciences Tools & Services – 0.0%
IQVIA, Inc. 5.00% 5/15/27 (a)	230,000	233,314

Semiconductors & Semiconductor Equipment – 0.0%
Qorvo, Inc. 5.50% 7/15/26 (a)	90,000	91,575

Software – 0.5%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	225,000	225,112
CDK Global, Inc.:
5.25% 5/15/29 (a)	35,000	34,869
5.875% 6/15/26	370,000	382,950
IMS Health, Inc. 5.00% 10/15/26 (a)	300,000	305,250
MSCI, Inc. 4.75% 8/1/26 (a)	115,000	117,266
Nuance Communications, Inc. 5.625% 12/15/26	130,000	132,764
Open Text Corp. 5.875% 6/1/26 (a)	375,000	390,937

10

Nonconvertible Bonds – continued

	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	$563,000	$605,901
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	300,000	309,000
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	140,000	141,078
Symantec Corp. 5.00% 4/15/25 (a)	569,000	568,885
The Nielsen Co. Luxembourg Sarl 5.00% 2/1/25 (a)	226,000	220,090

		3,434,102

Technology Hardware, Storage & Peripherals – 0.1%
Dell International LLC / EMC Corp.:
5.45% 6/15/23 (a)	300,000	318,927
6.02% 6/15/26 (a)	122,000	131,373

		450,300

TOTAL INFORMATION TECHNOLOGY		4,717,512

MATERIALS – 0.6%
Chemicals – 0.4%
Consolidated Energy Finance S.A.:
6.50% 5/15/26 (a)	150,000	148,125
6.875% 6/15/25 (a)	350,000	351,750
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	285,000	268,613
Nutrien Ltd.:
4.20% 4/1/29	54,000	56,201
5.00% 4/1/49	94,000	97,713
OCI N.V. 6.625% 4/15/23 (a)	125,000	127,500
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	235,000	238,231
The Chemours Co.:
5.375% 5/15/27	439,000	397,295
7.00% 5/15/25	200,000	200,000
TPC Group, Inc. 8.75% 12/15/20 (a)	320,000	314,400
Valvoline, Inc.:
4.375% 8/15/25	290,000	279,125
5.50% 7/15/24	70,000	70,875
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	104,500

		2,654,328

Metals & Mining – 0.2%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	224,414
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	209,337

	Principal Amount	Value
First Quantum Minerals Ltd. 6.50% 3/1/24 (a)	$200,000	$175,400
Freeport-McMoRan, Inc. 3.55% 3/1/22	308,000	301,163

		910,314

TOTAL MATERIALS		3,564,642

REAL ESTATE – 2.5%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp. 2.80% 6/1/20	100,000	100,010
Boston Properties LP 4.50% 12/1/28	295,000	320,383
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	194,134
3.85% 2/1/25	100,000	101,601
3.875% 8/15/22	296,000	302,613
4.125% 6/15/26 to 5/15/29	620,000	634,635
CoreCivic, Inc.:
4.625% 5/1/23	38,000	37,335
5.00% 10/15/22	165,000	165,412
Digital Realty Trust LP:
3.40% 10/1/20	99,000	99,970
3.95% 7/1/22	412,000	427,170
4.75% 10/1/25	317,000	343,465
Duke Realty LP 3.75% 12/1/24	18,000	18,718
Equinix, Inc. 5.75% 1/1/25	400,000	413,080
HCP, Inc.:
3.875% 8/15/24	195,000	202,227
4.00% 6/1/25	971,000	1,017,990
Lexington Realty Trust 4.40% 6/15/24	458,000	467,307
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	805,102
5.75% 2/1/27 (a)	60,000	61,800
Office Properties Income Trust 3.75% 8/15/19	191,000	191,158
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	668,000	689,978
4.50% 1/15/25 to 4/1/27	1,566,000	1,614,625
4.75% 1/15/28	283,000	294,575
Regency Centers Corp. 3.75% 11/15/22	190,000	196,153
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,839
SITE Centers Corp.:
3.625% 2/1/25	39,000	38,891

11

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
4.25% 2/1/26	$287,000	$293,940
STORE Capital Corp. 4.625% 3/15/29	149,000	156,043

		9,199,154

Real Estate Management & Development – 1.1%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	249,145
4.10% 10/1/24	1,191,000	1,230,739
Corporate Office Properties LP:
5.00% 7/1/25	667,000	705,995
5.25% 2/15/24	1,229,000	1,305,948
Liberty Property LP:
3.75% 4/1/25	50,000	51,266
4.125% 6/15/22	487,000	504,990
Mack-Cali Realty LP 3.15% 5/15/23	482,000	444,320
Tanger Properties LP:
3.125% 9/1/26	133,000	124,814
3.75% 12/1/24	81,000	80,881
The Howard Hughes Corp. 5.375% 3/15/25 (a)	200,000	197,500
Ventas Realty LP:
3.125% 6/15/23	38,000	38,559
3.50% 2/1/25	500,000	510,607
3.75% 5/1/24	201,000	207,602
4.00% 3/1/28	130,000	134,091
4.125% 1/15/26	34,000	35,505
WP Carey, Inc.:
4.00% 2/1/25	182,000	185,372
4.60% 4/1/24	653,000	690,277

		6,697,611

TOTAL REAL ESTATE		15,896,765

UTILITIES – 1.1%
Electric Utilities – 0.9%
DPL, Inc. 7.25% 10/15/21	912,000	971,280
Emera US Finance LP:
2.15% 6/15/19	37,000	36,988
2.70% 6/15/21	36,000	35,878
3.55% 6/15/26	57,000	57,331
Exelon Corp. 2.85% 6/15/20	487,000	487,527
FirstEnergy Corp.:
4.25% 3/15/23	1,206,000	1,264,095
7.375% 11/15/31	487,000	653,998
InterGen N.V. 7.00% 6/30/23 (a)	235,000	211,500
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	154,895

	Principal Amount	Value
3.70% 9/1/24	$100,000	$102,148
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	290,000	288,187
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	182,877	195,221
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	174,598
Vistra Operations Co. LLC 5.50% 9/1/26 (a)	855,000	875,135

		5,508,781

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc.:
5.25% 6/15/29 (a)	155,000	159,289
5.75% 1/15/28	100,000	104,619
The AES Corp.:
4.875% 5/15/23	125,000	125,533
5.50% 4/15/25	205,000	211,703

		601,144

Multi-Utilities – 0.1%
Dominion Energy, Inc. 4.901% 9/30/66 (b)	22,000	20,240
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	171,719
Sempra Energy 6.00% 10/15/39	106,000	127,678
Talen Energy Supply LLC:
6.50% 6/1/25	25,000	21,250
10.50% 1/15/26 (a)	454,000	454,000

		794,887

TOTAL UTILITIES		6,904,812

TOTAL NONCONVERTIBLE BONDS (Cost $205,239,753)		208,869,750

U.S Government Agency – Mortgage Securities – 20.7%

Fannie Mae – 10.6%
Fannie Mae:
2.50% 6/1/34 (e)	600,000	600,387
3.00% 2/1/23 to 1/1/47	19,531,235	19,783,807
3.00% 3/1/30 to 7/1/34 (e)	4,829,683	4,909,449
3.50% 7/1/32 to 4/1/49	11,631,126	11,968,676
3.50% 6/1/49 (d)(e)	200,000	203,973
4.00% 1/1/42 to 5/1/48	13,681,584	14,255,986
4.00% 7/1/48 to 9/1/48 (e)	2,810,490	2,908,939
4.00% 9/1/48 (d)	187,029	193,746
4.50% 8/1/33 to 12/1/48	6,539,542	6,906,835
4.50% 12/1/48 (e)	2,894,439	3,080,446
4.50% 6/1/49 (d)(e)	400,000	417,893

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U.S Government Agency – Mortgage Securities – continued

	Principal Amount	Value
FANNIE MAE – continued
5.00% 2/1/38 to 1/1/44	$1,247,206	$1,353,486
5.50% 6/1/38 to 5/1/44	300,734	328,626
6.00% 7/1/37	206,519	231,248

TOTAL FANNIE MAE		67,143,497

Freddie Mac – 4.1%
Freddie Mac:
3.00% 10/1/31 to 1/1/47	4,547,585	4,598,375
3.00% 4/1/33 to 7/1/33 (e)	1,668,094	1,705,221
3.50% 3/1/32 to 4/1/48	13,567,320	13,997,549
3.50% 3/1/46 (e)	226,399	234,436
4.00% 5/1/37 to 7/1/48	2,756,305	2,890,326
4.50% 1/1/42 to 12/1/48	1,985,379	2,109,814
4.50% 6/1/47 to 7/1/47 (e)	267,756	286,992
5.00% 2/1/38	172,159	188,028
5.50% 6/1/41	33,964	37,144

TOTAL FREDDIE MAC		26,047,885

Ginnie Mae – 6.0%
Ginnie Mae:
3.00% 6/1/40 (d)(e)	6,900,000	7,003,686
3.00% 12/20/42 to 2/20/48	5,759,318	5,853,631
3.50% 12/20/41 to 9/20/48	8,379,754	8,633,430
3.50% 6/1/49 (d)(e)	4,550,000	4,676,967
3.50% 7/1/49 (e)	3,250,000	3,266,238
4.00% 10/20/40 to 4/20/48	4,421,203	4,611,441
4.00% 6/1/49 (e)	1,915,000	1,980,851
4.50% 4/20/35 to 8/20/48	2,078,693	2,188,800

TOTAL GINNIE MAE		38,215,044

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $130,069,302)		131,406,426

Collateralized Mortgage Obligations – 1.5%

PRIVATE SPONSOR – 1.5%
Benchmark Mortgage Trust Series 2018-B8, Class A5 4.232% 1/15/52	514,000	567,463
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 Month U.S. LIBOR + 1.800% 4.24% 11/15/35 (a)(b)(f)	144,558	144,775
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 Month U.S. LIBOR + 1.000% 3.50% 4/15/34 (a)(b)(f)	500,000	500,470

	Principal Amount	Value
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 Month U.S. LIBOR + 1.300% 3.80% 4/15/34 (a)(b)(f)	$317,000	$317,497
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 Month U.S. LIBOR + 1.600% 4.10% 4/15/34 (a)(b)(f)	210,000	210,460
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 Month U.S. LIBOR + 1.900% 4.40% 4/15/34 (a)(b)(f)	220,000	220,621
BX Trust Series 2018-EXCL, Class D 1 Month U.S. LIBOR + 2.625% 5.065% 9/15/37 (a)(b)(f)	128,849	127,497
Citigroup COmmercial Mortgage Trust Series 2018-C6, Class A4 4.412% 11/10/51	248,000	277,350
Commercial Mortgage Trust Series 2018-C14, Class A4 4.422% 11/15/51 (b)	204,000	227,130
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 4.69% 12/15/30 (a)(b)(f)	809,000	806,317
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	302,308
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	100,000	105,173
CSMC Trust Series 2018-SITE, Class C 4.782% 4/15/36 (a)(b)	100,000	104,324
CSMC Trust Series 2018-SITE, Class D 4.782% 4/15/36 (a)(b)	118,000	120,907
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.382% 12/15/34 (a)(b)	1,050,000	1,046,806
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.382% 12/15/34 (a)(b)	1,283,000	1,277,073
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	52,891
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	80,579
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	110,836

13

Schedule of Investments (Unaudited) – continued

Collateralized Mortgage Obligations – continued

	Principal Amount	Value
PRIVATE SPONSOR – continued
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 3.69% 8/15/33 (a)(b)(f)	$299,000	$297,875
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 3.94% 8/15/33 (a)(b)(f)	721,000	720,096
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	809,000	896,744
MSCG Trust Series 2016-SNR, Class A 3.348% 11/15/34 (a)(b)	145,921	145,001
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	61,200	61,118
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	43,350	43,716
RETL Series 2019-RVP, Class C 1 month U.S. LIBOR + 2.100% 4.54% 3/15/36 (a)(b)(f)	439,000	439,990
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	511,000	565,425

TOTAL PRIVATE SPONSOR		9,770,442

U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (g)	43,513	43,395

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,654,920)		9,813,837

Asset-Backed Securities – 1.4%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	1,270,933	1,285,793
AIMCO Series 2019-10A, Class A 1.32% 7/22/32 (a)(e)	630,000	630,000
Apollo Aviation Securitization Equity Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	243,551	244,764
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	318,604	327,863
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	398,985	406,468
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	605,439	613,512

	Principal Amount	Value
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	$248,130	$253,200
Cedar Funding XI Clo Ltd. Series 2019-11A, Class A1A 3 month U.S. LIBOR + 1.350% 3.875% 5/29/32 (a)(b)(f)	307,000	307,000
DB Master Finance LLC Series 2017-1A, Class A2I 3.629% 11/20/47 (a)	166,465	170,590
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	287,620	296,260
Dryden CLO Ltd. Series 2019-72A, Class A 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (a)(b)(e)(f)	503,000	503,000
Dryden Senior Loan Fund Series 2014-36A, Class AR2 3 month U.S. LIBOR + 1.280% 3.877% 4/15/29 (a)(b)(f)	664,000	666,918
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	239,306	247,226
Madison Park Funding X Ltd. Series 2012-10A, Class AR2 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (a)(b)(e)(f)	255,000	255,000
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class A1 3 month U.S. LIBOR + 1.300% 1.30% 7/15/32 (a)(b)(e)(f)	628,000	628,000
Magnetite XXI Ltd. Series 2019-21A, Class A 3 month U.S. LIBOR + 1.280% 3.909% 4/20/30 (a)(b)(f)	456,000	456,239
Niagara Park Clo Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.300% 1.30% 7/17/32 (a)(b)(e)(f)	628,000	628,000
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	201,171	206,283
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	459,048	467,512
VERDE CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.350% 3.914% 4/15/32 (a)(b)(f)	536,000	535,698

TOTAL ASSET-BACKED SECURITIES (Cost $9,045,239)		9,129,326

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Foreign Government and Government Agency Obligations – 0.8%

	Principal Amount	Value

Argentine Republic Government International Bond 5.875% 1/11/28	$1,324,000	$919,247

Brazilian Government International Bond 4.625% 1/13/28	1,028,000	1,043,158
Dominican Republic International Bond:
5.95% 1/25/27 (a)	1,050,000	1,105,125
6.00% 7/19/28 (a)	400,000	421,402
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	415,500
Turkey Government International Bond 7.250% 12/23/23	885,000	867,729

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,097,508)		4,772,161

Municipal Securities – 0.6%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	107,774
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	960,000	992,986
5.10% 6/1/33	1,670,000	1,723,056
State of California:
7.30% 10/1/39	450,000	672,552
7.50% 4/1/34	100,000	149,100

TOTAL MUNICIPAL SECURITIES (Cost $3,492,734)		3,645,468

Money Market Funds – 8.9%

	Shares

Fidelity Cash Central Fund, 2.41% (h) (Cost $56,756,965)	56,747,051	56,758,400

TOTAL INVESTMENT IN SECURITIES – 104.8% (Cost $654,554,599)		665,729,709

NET OTHER ASSETS (LIABILITIES) – (4.8%)		(30,657,377)

NET ASSETS – 100.0%		$635,072,332

TBA Sale Commitments

	Principal Amount	Value
Fannie Mae
4.50% 6/1/49	$(2,900,000)	$(3,029,726)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,024,156)		(3,029,726)

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,561,653 or 11.1% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security is perpetual in nature with no stated maturity date.

(d)	A portion of the security sold on a delayed delivery basis.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(h)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$571,839

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

15

Schedule of Investments (Unaudited) – continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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